Trade Payables - Summary of Trade Payables and Other Liabilities (Parenthetical) (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other payables [Line Items]
Trade payables	[1]	€ 8,375	€ 9,190
KKR [member]
Disclosure of trade and other payables [Line Items]
Trade payables		€ 5	€ 359

[1]	2020 includes €5 million (2019: €359 million) due to KKR as a result of an arrangement following the sale of the global spreads business (excluding Southern Africa). Unilever provided services to KKR for two years from completion of the disposal and paid KKR for amounts collected on its behalf. See also trade receivables on page 141.